Summary of Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2026
Plant and equipment (office) [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	3 years
Plant and equipment (site) [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	20 years